FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Jun. 30, 2021
Fair Value Disclosures [Abstract]
Schedule of quantitative information regarding Level 3 fair value measurements inputs	The following table provides the significant unobservable inputs used in the Modified Black Scholes model to measure the fair value of the Private Placement Warrants:

As of June 30, 2021
Stock price	$9.91
Strike price	$11.50
Probability of completing a Business Combination	90%
Remaining term (in years)	5.25
Volatility	26.00%
Risk-free rate	.91%
Fair value of warrants	$1.95

Schedule of change in the fair value of the warrant liabilities
The following table provides a summary of the changes in the fair value of the Company’s Level 3 financial instruments that are measured at fair value on a recurring basis:

	Private Placement	Public	Warrant Liabilities
Fair value as of December 31, 2020	$—	$—	$—
Initial measurement at March 8, 2021	9,152,167	4,730,000	13,882,167
Initial measurement of over-allotment warrants	545,935	488,811	1,034,746
Change in valuation inputs or other assumptions	980,707	856,261	1,836,968

Fair value as of March 31, 2021	$10,678,809	$6,075,072	$16,753,881

Change in valuation inputs or other assumptions	(54,483)	4,252,550	4,198,067

Fair value as of June 30, 2021	10,624,326	10,327,622	20,951,948